Goodwill (Schedule of Allocation of the Carrying Amount of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	€ 12,104	€ 11,421	€ 51,888
ASM Microchemistry Oy (Thermal products business unit) [Member]
Goodwill [Line Items]
Goodwill	3,560	3,560
ASM Genitech Korea Ltd (Plasma products business unit) [Member]
Goodwill [Line Items]
Goodwill	€ 8,544	€ 7,861